Private Placement (Details) - USD ($)		12 Months Ended
	Apr. 11, 2022	Dec. 31, 2024
Private Placement [Line Items]
Warrant shares	1
Class A Ordinary Shares [Member]
Private Placement [Line Items]
Warrant shares		1
Warrant per share (in Dollars per share)		$ 11.5
Private Placement [Member] | Sponsor [Member]
Private Placement [Line Items]
Aggregate purchase shares		510,000
Price per shares (in Dollars per share)		$ 10
Gross proceeds (in Dollars)		$ 5,100,000
Over-Allotment Option [Member]
Private Placement [Line Items]
Aggregate purchase shares	750,000
Over-Allotment Option [Member] | Sponsor [Member]
Private Placement [Line Items]
Aggregate purchase shares		30,000
Private Placement Shares [Member]
Private Placement [Line Items]
Warrant shares		1
Private Placement Warrants [Member]
Private Placement [Line Items]
Warrant shares		1